Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of Net Income and Basic and Diluted Earnings Per Share, Reduced Amounts
	2013		2012	2011
	RMB	US$	RMB	RMB
Net income	-	-	-	(2,499)
Earnings per share
- Basic	-	-	-	(0.19)
- Diluted	-	-	-	(0.19)

Schedule of Net Income (Loss) Before Income Taxes
	2016		2015	2014
	RMB	US$	RMB	RMB
Cayman Islands	(1,352)	(195)	(2,379)	(2,267)
British Virgin Islands	(5)	(1)	(3)	(3)
PRC	(47,796)	(6,883)	(59,677)	(69,772)
U.S.A	(13)	(2)	(9)	(42)
	(49,166)	(7,081)	(62,068)	(72,084)

Schedule of Income Tax Benefit (Expense)
	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2014	1,043	(303)	740

Year ended December 31, 2015	-	(7,000)	(7,000)

Year ended December 31, 2016	-	(5,317)	(5,317)
Year ended December 31, 2016 (US$)	-	(766)	(766)

Schedule of Reconciliation of Income Tax Benefit Rate
	2016		2015	2014
	RMB	US$	RMB	RMB
Income (loss) before income taxes	(49,166)	(7,081)	(62,068)	(72,084)

Computed “expected” tax expense	(218)	(31)	(218)	(218)
Non-deductible expenses	-	-	-	-
Non-taxable income	131	19	218	218
Tax holiday	87	12	-	-
Tax effect of deferred tax and tax rates differential	(5,317)	(766)	(7,000)	740

Actual income tax benefit (expense)	(5,317)	(766)	(7,000)	740

Schedule of Deferred Tax Assets (Liabilities)
	December 31, 2016		December 31, 2015
	RMB	US$	RMB
Current
Accounts receivable	482	69	187
Other receivables	-	-	-
Inventory impairment	717	104	1,251
Estimated Loss due to Product Warranty	-	-	-
	1,199	173	1,438
Non-current
Property, plant and equipment, principally due to differences in depreciation	917	132	1,763
Construction in progress, principally due to capitalized interest	(2,656)	(382)	(4,819)
Lease prepayments, principally due to differences in charges	(341)	(49)	(587)
Allowance for advanced to supplier-long term	16	2	27
Net loss carryforward	7,099	1,022	13,729
	5,035	725	10,113
Net deferred income tax assets	6,234	898	11,551